Employee Benefits	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefits
12.	Employee Benefits

401(k) Plan

The Company sponsors a defined contribution 401(k) Plan with Company contributions to be made at the sole discretion of the management. Under the provisions of the 401(k) Plan, the Company matches the employees’ contributions for the first 3% of compensation and matches 50% of the employees’ contributions for the next 2% of compensation. The expense for the 401(k) Plan was $2,511, $1,878 and $1,813 for 2022, 2021 and 2020, respectively.